OTHER INCOME - RELATED PARTY, RELATED PARTY RECEIVABLE AND PAYABLE (FY) (Details) - USD ($)	1 Months Ended	3 Months Ended			6 Months Ended		12 Months Ended
	May 31, 2022	Jun. 30, 2024	Jun. 30, 2023	Mar. 31, 2021	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other Income, Related Party Receivable and Payable [Abstract]
Interest charges		$ (157,800)	$ 20,606,300		$ 2,659,800	$ 22,630,600	$ 39,429,100	$ 2,038,700
Related party payables		262,000			262,000		0
Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Proceeds from related party				$ 95,500
Repayment from related party	$ 95,500
Related Party [Member] | Consulting Services Agreement [Member] | Trishul, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party		8,300	30,500		38,300	70,500	131,700	50,000
Related party payables		0			0		0	20,000
Related Party [Member] | Consulting Services Agreement [Member] | Hudson Digital, LLC [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Payment to related party		60,000	$ 60,000		120,000	$ 120,000	240,000	240,000
Related party payables		0			0		0	0
Related Party [Member] | Licensing Agreement [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Other income							0	$ 0	$ 2,123,300
Other receivable									23,300
Related party sale cost									$ 0
Interest charges							$ 0
Sponsor [Member] | Digital World Acquisition Corp [Member]
Other Income, Related Party Receivable and Payable [Abstract]
Related party payables		$ 41,000			$ 41,000